Loans - Classes of the loan portfolio summarized by aggregate rating (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2024	$ 1,001	$ 10,217
2023	9,953	27,247
2022	25,723	55,445
2021	54,604	52,652
2020	48,655	16,346
Prior	36,237	21,824
Revolving Loans	1,665	1,561
Total	177,838	185,292
Commercial real estate
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2024	159	4,785
2023	4,711	5,096
2022	5,071	25,584
2021	25,355	23,385
2020	19,871	8,326
Prior	14,861	6,823
Revolving Loans	333	317
Total	70,361	74,316
Commercial and industrial
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2024		96
2023	110	807
2022	747	1,598
2021	1,466	2,162
2020	1,905	75
Prior	399	393
Revolving Loans	23	27
Total	4,650	5,158
Construction
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2023		1,313
Total		1,313
One-to-four-family residential
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2024	836	3,345
2023	3,259	11,209
2022	11,146	11,459
2021	11,088	13,756
2020	13,606	6,035
Prior	17,661	12,004
Total	57,596	57,808
Multi-family real estate
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2024		1,829
2023	1,824	8,735
2022	8,708	16,666
2021	16,570	13,344
2020	13,270	1,857
Prior	3,277	2,604
Revolving Loans	55	53
Total	43,704	45,088
Consumer
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2024	6	162
2023	49	87
2022	51	138
2021	125	5
2020	3	53
Prior	39
Revolving Loans	1,254	1,164
Total	1,527	1,609
Pass | Commercial real estate
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2024	159	4,785
2023	4,711	5,096
2022	4,409	25,584
2021	25,355	23,385
2020	19,871	8,326
Prior	14,861	6,823
Revolving Loans	333	317
Total	69,699	74,316
Pass | Commercial and industrial
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2024		96
2023	110	807
2022	747	1,598
2021	1,466	2,162
2020	1,905	75
Prior	399	393
Revolving Loans	23	27
Total	4,650	5,158
Pass | Construction
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2023		1,313
Total		1,313
Pass | Multi-family real estate
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2024		1,829
2023	1,824	8,735
2022	8,209	16,666
2021	14,296	13,344
2020	13,270	1,857
Prior	3,277	2,604
Revolving Loans	55	53
Total	40,931	45,088
Performing | One-to-four-family residential
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2024	836	3,345
2023	3,259	11,209
2022	11,146	11,459
2021	11,088	13,756
2020	13,606	6,035
Prior	17,661	12,004
Total	57,596	57,808
Performing | Multi-family real estate
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2024		1,829
2023		8,735
2022		16,666
2021		13,344
2020		1,857
Prior		2,604
Revolving Loans		53
Total		45,088
Performing | Consumer
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2024	6	162
2023	49	87
2022	51	138
2021	125	5
2020	3	53
Prior	39
Revolving Loans	1,254	1,164
Total	$ 1,527	$ 1,609